Memorandum items	12 Months Ended
Dec. 31, 2023
Memorandum items
Memorandum items

26 Memorandum items

Contingent liabilities and commitments

NatWest Group provides its customers with a variety of services to support their businesses, such as guarantees. These are reported as commitments. Contingent liabilities are possible obligations dependent on a future event or present obligations which are either not probable or cannot be measured reliably.

For accounting policy information refer to Accounting policy 2.4.

The amounts shown in the table below are intended only to provide an indication of the volume of business outstanding at 31 December 2023. Although NatWest Group is exposed to credit risk in the event of a customer’s failure to meet its obligations, the amounts shown do not, and are not intended to, provide any indication of NatWest Group’s expectation of future losses.

	2023	2022
	£m	£m
Contingent liabilities and commitments
Guarantees	2,810	3,150
Other contingent liabilities	1,380	1,855
Standby facilities, credit lines and other commitments	115,441	121,576
Total	119,631	126,581

Banking commitments and contingent obligations, which have been entered into on behalf of customers and for which there are corresponding obligations from customers, are not included in assets and liabilities. NatWest Group’s maximum exposure to credit loss, in the event of its obligation crystallising and all counterclaims, collateral or security proving valueless, is represented by the contractual nominal amount of these instruments included in the table above. These commitments and contingent obligations are subject to NatWest Group’s normal credit approval processes.

Guarantees – NatWest Group gives guarantees on behalf of customers. A financial guarantee represents an irrevocable undertaking that NatWest Group will meet a customer’s specified obligations to a third party if the customer fails to do so. The maximum amount that NatWest Group could be required to pay under a guarantee is its principal amount as disclosed in the table above. NatWest Group expects most guarantees it provides to expire unused.

Other contingent liabilities - these include standby letters of credit, supporting customer debt issues and contingent liabilities relating to customer trading activities such as those arising from performance and customs bonds, warranties and indemnities.

Standby facilities and credit lines - under a loan commitment, NatWest Group agrees to make funds available to a customer in the future. Loan commitments, which are usually for a specified term, may be unconditionally cancellable or may persist, provided all conditions in the loan facility are satisfied or waived. Commitments to lend include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and unutilised overdraft facilities.

Other commitments - these include documentary credits, which are commercial letters of credit providing for payment by NatWest Group to a named beneficiary against presentation of specified documents, forward asset purchases, forward deposits placed and undrawn note issuance and revolving underwriting facilities, and other short-term trade related transactions.

Contractual obligations for future expenditure not provided for in the accounts

The following table shows contractual obligations for future expenditure not provided for in the accounts at the year end.

	2023	2022
	£m	£m
Capital expenditure on property, plant and equipment	38	8
Contracts to purchase goods or services (1)	1,121	677
	1,159	685

(1)	Of which due within 1 year: £379 million (2022 - £321 million).

26 Memorandum items continued

Trustee and other fiduciary activities

In its capacity as trustee or other fiduciary role, NatWest Group may hold or place assets on behalf of individuals, trusts, companies, pension schemes and others. The assets and their income are not included in NatWest Group’s financial statements. NatWest Group earned fee income of £264 million (2022 - £266 million; 2021 - £280 million) from these activities.

The Financial Services Compensation Scheme

The Financial Services Compensation Scheme (FSCS), the UK’s statutory fund of last resort for customers of authorised financial services firms, pays compensation if a firm is unable to meet its obligations. The FSCS funds compensation for customers by raising management expenses levies and compensation levies on the industry. In relation to protected deposits, each deposit-taking institution contributes towards these levies in proportion to their share of total protected deposits on 31 December of the year preceding the scheme year (which runs from 1 April to 31 March), subject to annual maxima set by the Prudential Regulation Authority. In addition, the FSCS has the power to raise levies on a firm that has ceased to participate in the scheme and is in the process of ceasing to be authorised for the costs that it would have been liable to pay had the FSCS made a levy in the financial year it ceased to be a participant in the scheme.

Litigation and regulatory matters

NatWest Group plc and certain members of NatWest Group are party to various legal proceedings and are involved in, or subject to, various regulatory matters, including as the subject of investigations and other regulatory and governmental action (Matters) in the United Kingdom (UK), the United States (US), the European Union (EU) and other jurisdictions.

NatWest Group recognises a provision for a liability in relation to these Matters when it is probable that an outflow of economic benefits will be required to settle an obligation resulting from past events, and a reliable estimate can be made of the amount of the obligation.

In many of the Matters, it is not possible to determine whether any loss is probable, or to estimate reliably the amount of any loss, either as a direct consequence of the relevant proceedings and regulatory matters or as a result of adverse impacts or restrictions on NatWest Group’s reputation, businesses and operations. Numerous legal and factual issues may need to be resolved, including through potentially lengthy discovery and document production exercises and determination of important factual matters, and by addressing novel or unsettled legal questions relevant to the proceedings in question, before the probability of a liability, if any, arising can reasonably be estimated in respect of any Matter. NatWest Group cannot predict if, how, or when such claims will be resolved or what the eventual settlement, damages, fine, penalty or other relief, if any, may be, particularly for Matters that are at an early stage in their development or where claimants seek substantial or indeterminate damages.

There are situations where NatWest Group may pursue an approach that in some instances leads to a settlement agreement. This may occur in order to avoid the expense, management distraction or reputational implications of continuing to contest liability, or in order to take account of the risks inherent in defending or contesting Matters, even for those for which NatWest Group believes it has credible defences and should prevail on the merits. The uncertainties inherent in all Matters affect the amount and timing of any potential economic outflows for both Matters with respect to which provisions have been established and other contingent liabilities in respect of any such Matter.

It is not practicable to provide an aggregate estimate of potential liability for our Matters as a class of contingent liabilities.

The future economic outflow in respect of any Matter may ultimately prove to be substantially greater than, or less than, the aggregate provision, if any, that NatWest Group has recognised in respect of such Matter. Where a reliable estimate of the economic outflow cannot be reasonably made, no provision has been recognised. NatWest Group expects that in future periods, additional provisions and economic outflows relating to Matters that may or may not be currently known by NatWest Group will be necessary, in amounts that are expected to be substantial in some instances. Refer to Note 21 for information on material provisions.

Matters which are, or could be, material, either individually or in aggregate, having regard to NatWest Group, considered as a whole, in which NatWest Group is currently involved are set out below. We have provided information on the procedural history of certain Matters, where we believe appropriate, to aid the understanding of the Matter.

For a discussion of certain risks associated with NatWest Group’s litigation and regulatory matters (including the Matters), refer to the Risk Factor relating to legal, regulatory and governmental actions and investigations set out on pages 160 to 184.

26 Litigation and regulatory matters continued

Litigation

London Interbank Offered Rate (LIBOR) and other rates litigation

NWM Plc and certain other members of NatWest Group, including NatWest Group plc, are defendants in a number of class actions and individual claims pending in the United States District Court for the Southern District of New York (SDNY) with respect to the setting of LIBOR and certain other benchmark interest rates. The complainants allege that certain members of NatWest Group and other panel banks violated various federal laws, including the US commodities and antitrust laws, and state statutory and common law, as well as contracts, by manipulating LIBOR and prices of LIBOR-based derivatives in various markets through various means.

Several purported class actions relating to USD LIBOR, as well as more than two dozen non-class actions concerning USD LIBOR and involving NatWest Group companies, are part of a co-ordinated proceeding in the SDNY. The class actions include claims on behalf of persons who purchased LIBOR-linked instruments from defendants, bonds issued by defendants, persons who transacted futures and options on exchanges, and lenders who made LIBOR-based loans. The coordinated proceeding is currently in the discovery phase. NatWest Group companies’ previously disclosed settlement of a class action on behalf of bondholder plaintiffs has received final court approval. The amount of the settlement was covered by an existing provision.

The non-class claims filed in the SDNY include claims that the FDIC is asserting on behalf of certain failed US banks. In July 2017, the FDIC, on behalf of 39 of those failed US banks, commenced substantially similar claims against NatWest Group companies and others in the High Court of Justice of England and Wales. The action alleges collusion with regard to the setting of USD LIBOR and that the defendants breached UK and European competition law, as well as asserting common law claims of fraud under US law. The defendant banks consented to a request by the FDIC for discontinuance of the claim in respect of 20 failed US banks, leaving 19 failed US banks as claimants. The trial is currently anticipated to commence in Q1 2026.

In addition to the USD LIBOR cases described above, there is a class action relating to derivatives allegedly tied to JPY LIBOR and Euroyen TIBOR, which was dismissed by the SDNY in relation to NWM Plc and other NatWest Group companies in September 2021. That dismissal may be the subject of a future appeal. The SDNY’s dismissal of another class action, which related to Euroyen TIBOR futures contracts, was affirmed by the United States Court of Appeals for the Second Circuit (US Court of Appeals) in October 2022. The plaintiffs filed a petition with the United States Supreme Court seeking review of the dismissal, but that petition was denied in October 2023.

Two other IBOR-related class actions involving NWM Plc, concerning alleged manipulation of Euribor and Pound Sterling LIBOR, were previously dismissed by the SDNY for various reasons. The plaintiffs’ appeals in those two cases remain pending.

Litigation and regulatory matters continued

NWM Plc’s previously disclosed settlement of a class action relating to Swiss Franc LIBOR has received final court approval. The settlement amount has been paid by NWM Plc and was covered in full by an existing provision.

In August 2020, a complaint was filed in the United States District Court for the Northern District of California by several United States retail borrowers against the USD ICE LIBOR panel banks and their affiliates (including NatWest Group plc, NWM Plc, NWMSI and NWB Plc), alleging (i) that the very process of setting USD ICE LIBOR amounts to illegal price-fixing; and (ii) that banks in the United States have illegally agreed to use LIBOR as a component of price in variable retail loans. In September 2022, the district court dismissed the complaint. The plaintiffs filed an amended complaint but in October 2023, the district court dismissed that complaint as well, and indicated that further amendment would not be permitted. The plaintiffs have commenced an appeal to the United States Court of Appeals for the Ninth Circuit which is currently pending.

NWM Plc is also named as a defendant in a motion to certify a class action relating to LIBOR in the Tel Aviv District Court in Israel. NWM Plc filed a motion for cancellation of service outside the jurisdiction, which was granted in July 2020. The claimants appealed that decision and in November 2020 the appeal was refused and the claim dismissed by the Appellate Court. The claim could in future be recommenced depending on the outcome of an appeal to Israel’s Supreme Court in respect of the dismissal of the substantive case against banks that had a presence in Israel.

26 Memorandum items continued

Foreign exchange litigation

NWM Plc, NWMSI and/or NatWest Group plc are defendants in several cases relating to NWM Plc's foreign exchange (FX) business.

An FX-related class action, on behalf of ‘consumers and end-user businesses’, was proceeding in the SDNY against NWM Plc and others. In March 2023, the court granted summary judgment in favour of the defendants, dismissing the plaintiffs’ claims. The plaintiffs have commenced an appeal of that decision as well as a prior decision denying class certification in the case.

In May 2019, a cartel class action was filed in the Federal Court of Australia against NWM Plc and four other banks on behalf of persons who bought or sold currency through FX spots or forwards between 1 January 2008 and 15 October 2013 with a total transaction value exceeding AUD $0.5 million. The claimant has alleged that the banks, including NWM Plc, contravened Australian competition law by sharing information, coordinating conduct, widening spreads and manipulating FX rates for certain currency pairs during this period. NatWest Group plc and NWMSI have been named in the action as 'other cartel participants', but are not respondents. The claim was served in June 2019 and NWM Plc filed its defence in March 2022.

In July and December 2019, two separate applications seeking opt-out collective proceedings orders were filed in the UK Competition Appeal Tribunal (CAT) against NatWest Group plc, NWM Plc and other banks. Both applications were brought on behalf of persons who, between 18 December 2007 and 31 January 2013, entered into a relevant FX spot or outright forward transaction in the EEA with a relevant financial institution or on an electronic communications network. In March 2022, the CAT declined to certify as collective proceedings either of the applications, which was appealed by the applicants, and the subject of an application for judicial review. In its amended judgment in November 2023, the Court of Appeal allowed the appeal and decided that the claims should proceed on an opt-out basis. Separately, the court determined which of the two competing applicants can proceed as class representative, and dismissed the application for judicial review of the CAT’s decision. The case has been remitted to the CAT for further case management and the banks have sought permission to appeal directly to the UK Supreme Court.

Two motions to certify FX-related class actions were filed in the Tel Aviv District Court in Israel in September and October 2018, and were subsequently consolidated into one motion. The consolidated motion to certify, which names The Royal Bank of Scotland plc (now NWM Plc) and several other banks as defendants, was served on NWM Plc in May 2020. The applicants have sought the court’s permission to amend their motions to certify the class actions. NWM Plc has filed a motion challenging the permission granted by the court for the applicants to serve the consolidated motion outside the Israeli jurisdiction. That NWM Plc motion remains pending.

In December 2021, a summons was served in the Netherlands against NatWest Group plc, NWM Plc and NWM N.V. by Stichting FX Claims on behalf of a number of parties, seeking declarations from the court concerning liability for anti-competitive FX market conduct described in decisions of the European Commission (EC) of 16 May 2019, along with unspecified damages. The claimant amended its claim to also refer to a 2 December 2021 decision by the EC, which described anti-competitive FX market conduct. NatWest Group plc, NWM Plc and other defendants contested the jurisdiction of the Dutch court. In March 2023, the district court in Amsterdam accepted that it has jurisdiction to hear claims against NWM N.V. but refused jurisdiction to hear any claims against the other defendant banks (including NatWest Group plc and NWM Plc) brought on behalf of the parties represented by the claimant that are domiciled outside of the Netherlands. The claimant is appealing that decision and the defendant banks have brought cross-appeals which seek a ruling that the Dutch court has no jurisdiction to hear any claims against the defendant banks domiciled outside of the Netherlands, including claims brought on behalf of the parties represented by the claimant that are domiciled in the Netherlands.

In September 2023, second summonses were served by Stichting FX Claims on NWM N.V., NatWest Group plc and NWM Plc, for claims on behalf of a new group of parties that have now been brought before the district court in Amsterdam. The summonses seek declarations from the Dutch court concerning liability for anti-competitive FX market conduct described in the above referenced decisions of the EC of 16 May 2019 and 2 December 2021, along with unspecified damages.

Certain other foreign exchange transaction related claims have been or may be threatened. NatWest Group cannot predict whether all or any of these claims will be pursued.

Government securities antitrust litigation

NWMSI and certain other US broker-dealers are defendants in a consolidated antitrust class action in the SDNY on behalf of persons who transacted in US Treasury securities or derivatives based on such instruments, including futures and options. The plaintiffs allege that the defendants rigged the US Treasury securities auction bidding process to deflate prices at which they bought such securities and colluded to increase the prices at which they sold such securities to the plaintiffs. In March 2022, the SDNY dismissed the complaint, without leave to re-plead. In February 2024, the US Court of Appeals affirmed the SDNY’s decision dismissing the complaint.

Class action antitrust claims commenced in March 2019 are pending in the SDNY against NWM Plc, NWMSI and other banks in respect of Euro-denominated bonds issued by various European central banks (European government bonds or EGBs). The complaint alleges a conspiracy among dealers of EGBs to widen the bid-ask spreads they quoted to customers, thereby increasing the prices customers paid for the EGBs or decreasing the prices at which customers sold EGBs. The class consists of those who purchased or sold EGBs in the US between 2007 and 2012. Previously, in March 2022, the SDNY dismissed the claims against NWM Plc and NWMSI on the ground that the complaint’s conspiracy allegations were insufficient. However, in September 2023, the SDNY ruled that new allegations which plaintiffs have included in an amended complaint are sufficient to bring those NatWest entities back into the case as defendants.

26 Memorandum items continued

Swaps antitrust litigation

NWM Plc and other members of NatWest Group, including NatWest Group plc, as well as a number of other interest rate swap dealers, are defendants in several cases pending in the SDNY alleging violations of the US antitrust laws in the market for interest rate swaps. There is a consolidated class action complaint on behalf of persons who entered into interest rate swaps with the defendants, as well as non-class action claims by three swap execution facilities (TeraExchange, Javelin, and trueEx). The plaintiffs allege that the swap execution facilities would have successfully established exchange-like trading of interest rate swaps if the defendants had not unlawfully conspired to prevent that from happening through boycotts and other means. Discovery in these cases is complete. In December 2023, the SDNY denied the plaintiffs’ motion for class certification. The plaintiffs have filed a petition requesting that the US Court of Appeals review the denial of class certification.

In June 2021, a class action antitrust complaint was filed against a number of credit default swap dealers, in New Mexico federal court on behalf of persons who, from 2005 onwards, settled credit default swaps in the United States by reference to the ISDA credit default swap auction protocol. The complaint alleges that the defendants conspired to manipulate that benchmark through various means in violation of the antitrust laws and the Commodity Exchange Act. The defendants filed a motion to dismiss the complaint and, in June 2023, such motion was denied as regards NWMSI and other financial institutions, but granted as regards to NWM Plc on the ground that the court lacks jurisdiction over that entity. As a result, the case entered the discovery phase as against the non-dismissed defendants. In January 2024, the SDNY issued an order barring the plaintiffs in the New Mexico case from pursuing claims based on conduct occurring before 30 June 2014 on the ground that such claims were extinguished by a 2015 settlement agreement that resolved a prior class action relating to credit default swaps.

Odd lot corporate bond trading antitrust litigation

In October 2021, the SDNY granted the defendants’ motion to dismiss the class action antitrust complaint alleging that from August 2006 onwards various securities dealers, including NWMSI, conspired artificially to widen spreads for odd lots of corporate bonds bought or sold in the United States secondary market and to boycott electronic trading platforms that would have allegedly promoted pricing competition in the market for such bonds. The plaintiffs have filed an appeal.

Spoofing litigation

In December 2021, three substantially similar class actions complaints were filed in federal court in the United States against NWM Plc and NWMSI alleging Commodity Exchange Act and common law unjust enrichment claims arising from manipulative trading known as spoofing. The complaints refer to NWM Plc’s December 2021 spoofing-related guilty plea (described below under “US investigations relating to fixed-income securities”) and purport to assert claims on behalf of those who transacted in US Treasury securities and futures and options on US Treasury securities between 2008 and 2018. In July 2022, defendants filed a motion to dismiss these claims, which have been consolidated into one matter in the United States District Court for the Northern District of Illinois.

Madoff

NWM N.V. was named as a defendant in two actions filed by the trustee for the bankrupt estates of Bernard L. Madoff and Bernard L. Madoff Investment Securities LLC, in bankruptcy court in New York, which together seek to clawback more than US$298 million that NWM N.V. allegedly received from certain Madoff feeder funds and certain swap counterparties. The claims were previously dismissed, but as a result of an August 2021 decision by the US Court of Appeals, they will now proceed in the bankruptcy court, where they have been consolidated into one action, subject to NWM N.V.’s legal and factual defences. In May 2022, NWM N.V. filed a motion to dismiss the amended complaint in the consolidated action and such motion was denied in March 2023. As a result, the case has now entered the discovery phase.

EUA trading litigation

NWM Plc was a named defendant in civil proceedings before the High Court of Justice of England and Wales brought in 2015 by ten companies (all in liquidation) (the 'Liquidated Companies') and their respective liquidators (together, 'the Claimants'). The Liquidated Companies previously traded in European Union Allowances (EUAs) in 2009 and were alleged to be VAT defaulting traders within (or otherwise connected to) EUA supply chains of which NWM Plc was a party. In March 2020, the court held that NWM Plc and Mercuria Energy Europe Trading Limited (‘Mercuria’) were liable for dishonestly assisting and knowingly being a party to fraudulent trading during a seven business day period in 2009.

In October 2020, the High Court quantified total damages against NWM Plc and Mercuria at £45 million plus interest and costs, and permitted the defendants to appeal to the Court of Appeal. In May 2021 the Court of Appeal set aside the High Court’s judgment and ordered that a retrial take place before a different High Court judge. In January 2024, NWM Plc entered into an agreement to resolve the claim against it. The settlement amount paid by NWM Plc was covered in full by an existing provision.

Offshoring VAT assessments

HMRC issued protective tax assessments in 2018 against NatWest Group plc totalling £143 million relating to unpaid VAT in respect of the UK branches of two NatWest Group companies registered in India. NatWest Group formally requested reconsideration by HMRC of their assessments, and this process was completed in November 2020. HMRC upheld their original decision and, as a result, NatWest Group plc lodged an appeal with the Tax Tribunal and an application for judicial review with the High Court of Justice of England and Wales, both in December 2020. In order to lodge the appeal with the Tax Tribunal, NatWest Group plc was required to pay £143 million to HMRC, and payment was made in December 2020. The appeal and the application for judicial review have both been stayed pending resolution of separate cases involving other banks.

26 Memorandum items continued

US Anti-Terrorism Act litigation

NWM N.V. and certain other financial institutions are defendants in several actions filed by a number of US nationals (or their estates, survivors, or heirs), most of whom are or were US military personnel, who were killed or injured in attacks in Iraq between 2003 and 2011. NWM Plc is also a defendant in some of these cases.

According to the plaintiffs’ allegations, the defendants are liable for damages arising from the attacks because they allegedly conspired with and/or aided and abetted Iran and certain Iranian banks to assist Iran in transferring money to Hezbollah and the Iraqi terror cells that committed the attacks, in violation of the US Anti-Terrorism Act, by agreeing to engage in ‘stripping’ of transactions initiated by the Iranian banks so that the Iranian nexus to the transactions would not be detected.

The first of these actions , alleging conspiracy claims but not aiding and abetting claims, was filed in the United States District Court for the Eastern District of New York in November 2014. In September 2019, the district court dismissed the case, finding that the claims were deficient for several reasons, including lack of sufficient allegations as to the alleged conspiracy and causation. In January 2023, the US Court of Appeals affirmed the district court’s dismissal of this case. The plaintiffs filed a petition with the United States Supreme Court seeking review of the dismissal of their claims and that petition was denied in October 2023. It is anticipated that the plaintiffs will file a motion to re-open the case to assert aiding and abetting claims that they previously did not assert. Another action, filed in the SDNY in 2017, which asserted both conspiracy and aiding and abetting claims, was dismissed by the SDNY in March 2019 on similar grounds as the first case, but remains subject to appeal to the US Court of Appeals. Other follow-on actions that are substantially similar to those described above are pending in the same courts.

1MDB litigation

A Malaysian court claim was served in Switzerland in November 2022 by 1MDB, a Sovereign Wealth Fund, in which Coutts & Co Ltd was named, along with six others, as a defendant in respect of losses allegedly incurred by 1MDB. It is claimed that Coutts & Co Ltd is liable as a constructive trustee for having dishonestly assisted the directors of 1MDB in the breach of their fiduciary duties by failing (amongst other alleged claims) to undertake due diligence in relation to a customer of Coutts & Co Ltd, through which funds totalling c.US$1 billion were received and paid out between 2009 and 2011. The claimant seeks the return of that amount plus interest. Coutts & Co Ltd filed an application in January 2023 challenging the validity of service and the Malaysian court’s jurisdiction to hear the claim. Before that application was heard, in April 2023, the claimant filed a notice of discontinuance of its claim against certain defendants including Coutts & Co Ltd. The claimant subsequently indicated that it intended to issue further replacement proceedings. Coutts & Co Ltd challenged the claimant’s ability to take that step. In August 2023, the court disallowed the discontinuation of the claim by the claimant (a decision that the claimant has appealed) and directed that the application by Coutts & Co Ltd challenging the validity of the proceedings should proceed to a hearing , which took place in February 2024. Judgment is awaited.

Coutts & Co Ltd (a subsidiary of RBS Netherlands Holdings B.V., which in turn is a subsidiary of NWM Plc) is a company registered in Switzerland and is in wind-down following the announced sale of its business assets in 2015.

Regulatory matters (including investigations and customer redress programmes)

NatWest Group's businesses and financial condition can be affected by the actions of various governmental and regulatory authorities in the UK, the US, the EU and elsewhere. NatWest Group has engaged, and will continue to engage, in discussions with relevant governmental and regulatory authorities, including in the UK, the US, the EU and elsewhere, on an ongoing and regular basis, and in response to informal and formal inquiries or investigations, regarding operational, systems and control evaluations and issues including those related to compliance with applicable laws and regulations, including consumer protection, investment advice, business conduct, competition/anti-trust, VAT recovery, anti-bribery, anti-money laundering and sanctions regimes. NatWest Group expects government and regulatory intervention in financial services to be high for the foreseeable future, including increased scrutiny from competition and other regulators in the retail and SME business sectors.

Any matters discussed or identified during such discussions and inquiries may result in, among other things, further inquiry or investigation, other action being taken by governmental and regulatory authorities, increased costs being incurred by NatWest Group, remediation of systems and controls, public or private censure, restriction of NatWest Group's business activities and/or fines. Any of the events or circumstances mentioned in this paragraph or below could have a material adverse effect on NatWest Group, its business, authorisations and licences, reputation, results of operations or the price of securities issued by it, or lead to material additional provisions being taken.

NatWest Group is co-operating fully with the matters described below.

26 Memorandum items continued

US investigations relating to fixed-income securities

In December 2021, NWM Plc pled guilty in the United States District Court for the District of Connecticut to one count of wire fraud and one count of securities fraud in connection with historical spoofing conduct by former employees in US Treasuries markets between January 2008 and May 2014 and, separately, during approximately three months in 2018. The 2018 trading occurred during the term of a non-prosecution agreement (NPA) between NWMSI and the United States Attorney’s Office for the District of Connecticut (USAO CT), under which non-prosecution was conditioned on NWMSI and affiliated companies not engaging in criminal conduct during the term of the NPA. The relevant trading in 2018 was conducted by two NWM traders in Singapore and breached that NPA. The plea agreement reached with the US Department of Justice and the USAO CT resolved both the spoofing conduct and the breach of the NPA.

As required by the resolution and sentence imposed by the court, NWM Plc is subject to a probationary period until the conclusion of the independent monitorship, which is also required under the plea agreement. In addition, NWM Plc has committed to compliance programme reviews and improvements and agreed to reporting and co-operation obligations.

Other material adverse collateral consequences may occur as a result of this matter, as further described in the Risk Factor relating to legal, regulatory and governmental actions and investigations set out on pages 160 to 184.

RBSI inspection report and referral to enforcement

Following an inspection by the Isle of Man Financial Services Authority (IOMFSA) in 2021 into The Royal Bank of Scotland International Limited’s (RBSI’s) compliance with the Financial Services Rule Book 2016, the Anti-Money Laundering and Countering the Financing of Terrorism Code 2015 (the “2015 Code”) and the Anti-Money Laundering and Countering the Financing of Terrorism Code 2019, RBSI and the IOMFSA entered into a settlement agreement in February 2024 with an agreed public statement that RBSI had contravened paragraph 7 of the 2015 Code. RBSI did not complete its updated Customer Risk Assessment process following the introduction of the 2015 Code until 2018, resulting in 2,239 non-personal customers (on-boarded to its Isle of Man branches between 2015 and 2018, and not rated as high risk) being on-boarded using Customer Risk Assessments in line with earlier legislation. This constituted less than 3% of the total customer population of the Isle of Man branches. RBSI was fined £1.0 million (after a discount for co-operation), which was covered in full by an existing provision.

RBSI reliance regime and referral to enforcement

In January 2023, the Jersey Financial Services Commission notified RBSI that it had been referred to its Enforcement Division in relation to RBSI’s operation of the reliance regime. The reliance regime is specific to certain Crown Dependencies and enables the bank to rely on regulated third parties for specific due diligence information.

Investment advice review

In October 2019, the FCA notified NatWest Group of its intention to appoint a Skilled Person under section 166 of the Financial Services and Markets Act 2000 to conduct a review of whether NatWest Group’s past business review of investment advice provided during 2010 to 2015 was subject to appropriate governance and accountability and led to appropriate customer outcomes. The Skilled Person’s review has concluded and, after discussion with the FCA, NatWest Group is undertaking additional review / remediation work.

Reviews into customer account closures

In July 2023, NatWest Group plc commissioned an independent review by the law firm Travers Smith LLP into issues that had arisen from treatment of a customer in connection with an account closure decision that attracted significant public attention and certain related interactions with the media. NatWest Group plc has received reports in connection with that review (and in October and December 2023 published summaries of the key findings and recommendations).

In addition, NatWest Group plc is conducting internal reviews with respect to certain governance processes, policies, systems and controls of NatWest Group entities, including with respect to customer account closures.

The FCA is conducting supervisory work into how the governance, systems and controls of NatWest Group and Coutts & Company are working, to identify and address any significant shortcomings.

Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC

In December 2015, correspondence was received from the Central Bank of Ireland setting out an industry examination framework in respect of the sale of tracker mortgages from approximately 2001 until the end of 2015. The redress and compensation process has now largely concluded, although certain cases remain outstanding.

UBIDAC customers have lodged tracker mortgage complaints with the Financial Services and Pensions Ombudsman (FSPO). UBIDAC challenged three FSPO adjudications in the Irish High Court. In June 2023, the High Court found in favour of the FSPO in all matters and a provision was recognised. UBIDAC was granted leave to appeal that decision and an appeal hearing has been scheduled to take place in the Court of Appeal.

Other customer remediation in Ulster Bank Ireland DAC

UBIDAC has identified other legacy issues leading to the establishment of remediation requirements and progress is ongoing to conclude activities.